Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 35,977.3	$ 73,347.3
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	29,926.9	27,359.1
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 10,716.4	$ 15,913.3